Geographical Information (Details) - Schedule of Property, Plant and Equipment by Country - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Geographical Information (Details) - Schedule of Property, Plant and Equipment by Country [Line Items]
Property, Plant And Equipment	$ 186,012	$ 219,428
Canada [Member]
Geographical Information (Details) - Schedule of Property, Plant and Equipment by Country [Line Items]
Property, Plant And Equipment	101,454	142,654
USA [Member]
Geographical Information (Details) - Schedule of Property, Plant and Equipment by Country [Line Items]
Property, Plant And Equipment	18,154	32,664
Argentina [Member]
Geographical Information (Details) - Schedule of Property, Plant and Equipment by Country [Line Items]
Property, Plant And Equipment	54,657	31,927
Paraguay [Member]
Geographical Information (Details) - Schedule of Property, Plant and Equipment by Country [Line Items]
Property, Plant And Equipment	$ 11,747	$ 12,183